Leases - Schedule of Maturities of Financing Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule of Maturities of Financing Lease Liabilities [Abstract]
2026	$ 2,080,635	$ 4,286,724
2027	3,986,356	3,986,356
2028	3,753,139	3,753,139
Thereafter	4,182,754	4,182,754
Total future minimum lease payments	14,002,884	16,208,973
Less: imputed interest	1,688,001	2,193,273
Present value of lease liabilities	$ 12,314,883	$ 14,015,700	$ 17,204,740